Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes, domestic and foreign	The components of loss before provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2016	2017
Domestic	$(76,105)	$(92,777)
Foreign	2,581	3,411
Total	$(73,524)	$(89,366)

Schedule of components of income tax expense
The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2016	2017
Current
Federal	$4	$17
State	66	50
Foreign	1,273	1,788
Total current	1,343	1,855

Deferred
Foreign	(95)	(16)
Total deferred	$(95)	$(16)

Total	$1,248	$1,839

Schedule of deferred tax assets and liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2016	2017
Deferred tax assets:
Federal and state net operating losses	$50,312	$43,410
Research/other credits	862	1,060
Non-deductible and accrued expenses	5,932	4,485
Deferred revenue	12,590	10,438
Stock options	3,400	9,507
Other	1,003	609
Gross deferred tax assets	74,099	69,509
Valuation allowance	(73,939)	(69,320)
Net deferred tax assets	160	189

Deferred tax liabilities:
Property and equipment	—	(13)
Net deferred tax liabilities	—	(13)

Total	$160	$176

Schedule of effective income tax rate reconciliation
 Reconciliation of the statutory federal income tax to the Company’s effective tax (in thousands):

	Year Ended December 31,
	2016	2017
Tax at federal statutory rate	$(24,998)	$(30,385)
State, net of federal benefit	61	60
Stock options	3,225	4,097
Non-deductible warrant expenses	(365)	272
Tax Reform federal rate change	—	36,460
Change in valuation allowance	22,385	(10,512)
Other	940	1,847
Total	$1,248	$1,839

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the gross unrecognized tax benefit is as follows (in thousands):

	Year Ended December 31,
	2016	2017
Unrecognized tax benefits at the beginning of the period	$254	$1,050
Additions for tax positions taken in prior years	185	248
Additions for tax positions taken in current year	611	845
Settlements with taxing authorities	—	(416)
Unrecognized tax benefits at the end of the period	$1,050	$1,727